Investment securities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Investment securities disclosures
Available-for-sale Securities, Debt Securities	SFr 607	SFr 1,006
Total investment securities	607	1,006
Bank
Investment securities disclosures
Available-for-sale Securities, Debt Securities	605	1,004
Total investment securities	SFr 605	SFr 1,004